Dec. 31, 2015
Lazard Capital Allocator Opportunistic Strategies Portfolio
Lazard Capital Allocator Opportunistic Strategies Portfolio
THE LAZARD FUNDS, INC.

All Portfolios except Lazard US Short Duration Fixed Income Portfolio

Supplement to Current Summary Prospectuses and Prospectus

Notwithstanding anything in a Portfolio's Summary Prospectus or the Prospectus or Statement of Additional Information, the redemption fee for each Portfolio is removed and will not be charged effective August 15, 2016.

Dated:  July 27, 2016